RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 343	$ 423
Amounts due from related parties-non-current	59
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $98 and $95 as of February 28, 2023 and February 29,2024, respectively)	$ 96	$ 100